Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes.
Income taxes
18.	Income taxes:
(a)	Numerical reconciliation of income tax expense:

As at December 31, 2022, the Company has approximately $102,239,000  of U.S. non-capital loss carry-forward available to reduce future years’ taxable income of which $6,029,000 will expire between 2030 and 2036. The remainder will be carried forward indefinitely.

The Company’s provision for income taxes is reconciled as follows:

	December 31,	December 31,	December 31,
	2022	2021	2020
Accounting Net Loss before income tax - Greenbrook TMS	$(61,726,474)	$(24,751,488)	$(29,663,540)
Accounting Net Loss before income tax - non-controlling interest	(698,265)	(108,430)	(739,181)
Accounting Net Loss before income tax	$(62,424,739)	$(24,859,918)	$(30,402,721)

Income tax provision at statutory rate 25.18% (December 31, 2021 - 25.38%, December 31, 2020 – 25.75%)	$(15,718,549)	$(6,309,447)	$(7,828,701)
Non-controlling interest	175,823	27,520	190,339
Non-deductible expenses and other permanent differences	20,207	(786,853)	(4,202)
Future rate differential	205,770	563,948	(20,880)
Change in unrecognized deferred tax assets	15,316,749	6,504,832	7,663,444
Income tax expense at effective rate	$—	$—	$—

18.	Income taxes (continued):
(b)	Deferred tax asset/liability:

Deferred tax assets and liabilities recognized in the consolidated statements of financial position relate to the following:

	December 31,	December 31,
	2022	2021
Book value in excess of tax costs	$(911,686)	$(334,167)
Property, plant and equipment	911,686	334,167
Net deferred tax assets (liabilities)	$—	$—

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	December 31,	December 31,
	2022	2021
Non-capital loss carry-forward	98,618,164	59,623,930
Other, including share-based compensation	13,607,463	13,727,524
Intangible assets	30,115,386	9,533,145
Unrecognized total deferred tax assets	$142,341,013	$82,884,599